Short-Term Investment (Details) - Schedule of short-term investments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Investment (Details) - Schedule of short-term investments [Line Items]
Total	$ 5,197,015	$ 2,826,055
Trading securities [Member]
Short-Term Investment (Details) - Schedule of short-term investments [Line Items]
Total	5,197,015	2,366,475
Held-to-maturity debt securities [Member]
Short-Term Investment (Details) - Schedule of short-term investments [Line Items]
Total		$ 459,580